Offerings - Offering: 1	Aug. 21, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	700,000
Proposed Maximum Offering Price per Unit	57.385
Maximum Aggregate Offering Price	$ 40,169,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 6,149.95
Offering Note	Amount Registered - Pursuant to Rule 416 promulgated under the Securities Act of 1933, as amended (the Securities Act), this Registration Statement on Form S-8 shall also cover any additional shares of common stock (Common Stock) of Enterprise Financial Services Corp (the Registrant) that become issuable under the Registrants Enterprise Financial Services Corp Amended and Restated 2018 Stock Incentive Plan (the Plan) by reason of any stock dividend, stock split, recapitalization, or any other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding shares of Common Stock. Amount Registered - Represents the number of shares of Common Stock issuable pursuant to the Plan. Proposed Maximum Offering Price per Unit - Estimated in accordance with Rules 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee based on the average of the high and low prices of the Common Stock as reported on NASDAQ on August 21, 2025.